PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 3,556,624	R$ 3,503,160
Fair value of plan assets	3,818,349	4,043,954
Net liabilities (assets)	261,725	540,794
Asset limitation	603,639	571,513	R$ 1,003,035
Current assets	(85,323)	(73,314)
Noncurrent assets	(97,584)	(83,732)
Current liabilities	27,325	31,027
Noncurrent liabilities	759,221	697,532
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,988,953	1,954,418
Fair value of plan assets	(2,971,714)	(3,158,617)
Net liabilities (assets)	982,761	1,204,199
Asset limitation	(117,397)	(91,892)	5,971
Current assets	(85,323)	(73,314)
Noncurrent assets	(97,584)	(83,732)
Current liabilities	8,890	8,678
Noncurrent liabilities	56,620	56,476
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,567,671	1,548,742
Fair value of plan assets	(846,635)	(885,337)
Net liabilities (assets)	(721,036)	(663,405)
Asset limitation	721,036	663,405	997,064
Current assets	0	0
Noncurrent assets	0	0
Current liabilities	18,435	22,349
Noncurrent liabilities	702,601	641,056
Effect of asset ceiling
Reconciliation of assets and liabilities:
Asset limitation	865,364	1,112,307	1,072,192
Effect of asset ceiling | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
Reconciliation of assets and liabilities:
Asset limitation	865,364	1,112,307	1,072,192
Effect of asset ceiling | Post-retirement health plans
Reconciliation of assets and liabilities:
Asset limitation	R$ 0	R$ 0	R$ 0